Consolidated Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.625	$ 0.625
Common stock, shares authorized	860,000,000	860,000,000
Common stock, shares issued	411,708,123	411,218,105
Treasury stock, shares	33,175,728	33,183,930